Derivative liability	12 Months Ended
Dec. 31, 2021
Derivative liability
Derivative liability

21.   Derivative liability

In August 2021, Ascendium Group Limited (“Ascendium”), a subsidiary of the Company, entered into debt contracts with Great Lion Global Limited (“Great Lion Debt”) and Vantage Chance Limited (“Vantage Debt”) for the borrowings with the principal amount of RMB31,863 (US$5,000) and RMB63,726 (US$10,000) respectively with the terms of two years. The issuance date was August 10, 2021 and November 10, 2021 respectively with no issuance cost. The basic interest rate per annum was 4.5%. 11% and 22% shares of Concord Hospital Management Group Ltd. (HK) that held by Ascendium were pledged for the two debts respectively.

According to the contracts, there are additional payment terms that depends on the occurrence of a qualified IPO, which are as follow: if a specific subsidiary of the Group successfully complete a qualified IPO during the borrowing period, the Group need to pay the lender an excess return, which was not a fixed amount and varied with the future stock price of the listed subsidiary; if failed, the Group need to pay the additional interest with an interest rate of 5.5% per annum.

The Group evaluated the borrowings and determined the additional payment terms as the embedded component of the debt contracts, which qualified as derivatives to be separately accounted for in accordance with ASC 815, “Derivatives and Hedging”. The Group engaged an appraiser to perform fair value measurement of the embedded derivative. According to the appraisal report, the fair value of the embedded derivatives, which was recorded as derivative liability in the financial statements, as of issuance date and December 31, 2021, was RMB1,937 (US$304) and RMB1,969 (US$309) respectively for Great Lion Debt, and RMB3,887 (US$610) and RMB3,894 (US$611) respectively for Vantage Debt. Because of the fair value change of the embedded derivative liability, the Group recognized a loss from fair value change totaling RMB39 (US$6) in the financial statements.

The Group has accounted the debt host as long-term bank and other borrowings, non-current portion. The net proceeds the Group received from the issuance of the debt was RMB31,863 (US$5,000) and RMB63,726 (US$10,000) respectively. Because the fair value of derivative liability on the issue date should be recorded as an adjustment of the carrying amount of the debt, the totaling carrying amount of the two debts was RMB89,765 (US$14,086) and RMB89,726 (US$14,080) on the issuance date and as of December 31,2021, respectively. The total adjustment to the carrying amount was RMB5,824 (US$914) on the issuance date, and it will be amortized as interest expenses over the period of 2 years from the issuance date to the maturity date, using the effective interest method.